Summary of Toyota's Stock Option Activity (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year	Mar. 31, 2010 Year
Number of shares
Options outstanding, beginning balance	15,786,800	13,716,700	11,340,700
Granted		3,435,000	3,492,000
Exercised			(157,800)
Canceled	(3,256,800)	(1,364,900)	(958,200)
Options outstanding, ending balance	12,530,000	15,786,800	13,716,700
Options exercisable at year end	9,778,000	9,347,800	7,515,700
Weighted-average exercise price
Options outstanding, beginning balance	¥ 4,941	¥ 5,363	¥ 5,631
Granted		¥ 3,183	¥ 4,193
Exercised			¥ 3,116
Canceled	¥ 5,059	¥ 4,759	¥ 4,646
Options outstanding, ending balance	¥ 4,910	¥ 4,941	¥ 5,363
Options exercisable at year end	¥ 5,396	¥ 5,821	¥ 6,132
Weighted-average remaining contractual life in years
Options outstanding, beginning balance	5.04	5.23	5.51
Options outstanding, ending balance	4.55	5.04	5.23
Options exercisable at year end	4.05	3.79	3.86
Aggregate intrinsic value
Options outstanding, beginning balance	¥ 565		¥ 1
Exercised	0	0	113
Options outstanding, ending balance	1,065	565
Options exercisable at year end